Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 794	R 770
Benefits paid	(838)	(803)
Total expense per income statement	907	807
Translation (gain)/loss	(15)	20
Balance at end of year	848	794
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	R 848	R 794